General and administrative expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	$ 4,509,893	$ 5,850,927
Bank Charges [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	7,885	12,011
Depreciation Expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	200,569	226,704
Insurance [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	58,835	50,270
Office Expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	517,659	264,299
Professional [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	557,756	641,513
Rental Expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	616,730	390,447
Repairs and Maintenance [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	27,750	27,461
Salary and Benefits [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	764,209	1,118,589
Management Service Fee [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	1,200,000	1,718,767
Stock-based Compensation [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	382,815	1,212,998
Sundry [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	74,318	76,489
Tax and Licenses [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	72,470	96,702
Vehicle Expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses	28,897	35,807
Bad Debt (recovery) [Member]
Schedule of General and Administrative Expenses [Line Items]
Total general and administrative expenses		$ (21,130)